Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2019
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Schedule of Showing China Finance Online's Significant Subsidiaries, VIEs and VIEs' Subsidiaries

Company name	Place of incorporation or establishment	Date of incorporation or acquisition	Legal ownership interest	Principal activity
Subsidiaries:
China Finance Online (Beijing) Co., Ltd. (“CFO Beijing”)	Beijing, PRC	Jul. 9, 1998	100%	N/A
Fortune Software (Beijing) Co., Ltd. (“CFO Software”)	Beijing, PRC	Dec. 7, 2004	100%	N/A
Shenzhen Genius Information Technology Co., Ltd. (“CFO Genius”)	Shenzhen, PRC	Sep. 21, 2006	100%	Subscription service
Zhengyong Information & Technology (Shanghai) Co., Ltd. (“CFO Zhengyong”)	Shanghai, PRC	Aug. 17, 2008	100%	N/A
Zhengtong Information Technology (Shanghai) Co., Ltd (“CFO Zhengtong”)	Shanghai, PRC	Jun. 24, 2008	100%	N/A
Rifa Financial Holdings Limited (“Rifa Financial Holdings”) (Formerly known as “iSTAR Financial Holdings Limited”)	BVI	Jul. 16, 2007	85%	Investment holdings
Rifa Securities Limited (“Rifa Securities”) (Formerly known as “iSTAR International Securities Co. Limited”)	Hong Kong, PRC	Nov. 23, 2007	85%	Brokerage service
Rifa Futures Limited (“Rifa Futures”) (Formerly known as “iSTAR International Futures Co. Limited”)	Hong Kong, PRC	Apr. 16, 2008	85%	Brokerage service
Rifa Asset Management Limited (“Rifa Asset Management”)	Hong Kong, PRC	Nov. 15, 2016	85%	Asset management service
Rifa Credit Limited (“Rifa Credit”) (Formerly known as “iSTAR International Credit Co. Limited”)	Hong Kong, PRC	Feb. 10, 2012	85%	N/A
Rifa Wealth Management Co. Limited (“Rifa Wealth Management”)	Hong Kong, PRC	Sep. 13, 2016	85%	Insurance brokerage service
Variable interest entities:
Beijing Fuhua Innovation Technology Development Co., Ltd. (“CFO Fuhua”)	Beijing, PRC	Dec. 31, 2000	Nil	Web portal and advertising service
Shenzhen Newrand Securities Advisory and Investment Co., Ltd. (“CFO Newrand”)	Shenzhen, PRC	Oct. 17, 2008	Nil	Securities investment advising
Shanghai Stockstar Wealth Management Co., Ltd. (“Stockstar Wealth Management”)	Shanghai, PRC	Apr. 12, 2011	Nil	N/A
Beijing Huizhi Fortune Technology Co., Ltd. (“CFO Huizhi”)	Beijing, PRC	Jun. 14, 2012	Nil	N/A
Shenzhen Ganlanren Investment Management Co., Ltd. (“CFO Shenzhen Ganlanren”)	Shenzhen, PRC	Feb. 18, 2016	Nil	N/A
Beijing CFO Premium Technology Co., Ltd. (“CFO Premium”).	Beijing, PRC	June 2, 2009	Nil	N/A
Beijing CFO Glory Technology Co., Ltd.	Beijing, PRC	Sep. 11, 2007	Nil	N/A
Subsidiaries of variable interest entities:
Shenzhen Newrand Securities Training Center (“CFO Newrand Training”)	Shenzhen, PRC	Oct. 17, 2008	Nil	Securities investment training
Fortune (Beijing) Huiying Investment Consulting Co., Ltd. (“CFO Huiying”)	Beijing, PRC	Dec. 18, 2009	Nil	N/A
Shenzhen Tahoe Investment and Development Co., Ltd (“CFO Tahoe”)	Shenzhen, PRC	Sep. 30, 2013	Nil	N/A
Zhengjin (Tianjin) Precious Metals Investment Co., Ltd. (“CFO Zhengjin Tianjin”)	Tianjin, PRC	Jul. 23, 2013	Nil	Commodities brokerage
Beijing Jiayi Management Co., Ltd. (“CFO Zhengjin Beijing”)	Beijing, PRC	Jan. 13, 2014	Nil	Commodities brokerage
Yinglibao (Beijing) Technology Co., Ltd. (“CFO Yinglibao”)	Beijing, PRC	Jan. 15, 2014	Nil	Internet-based financial platform
Zhengjin (Jiangsu) Precious Metals Co., Ltd. (“CFO Zhengjin Jiangsu”)	Nanjing, PRC	Nov. 19, 2014	Nil	Commodities brokerage
Zhengjin (Fujian) Precious Metals Co., Ltd. (“CFO Zhengjin Fujian”)	Fujian, PRC	Jan. 6, 2013	Nil	Commodities brokerage
Qingdao Zhengjin Zhida Trading Co., Ltd. (“CFO Qingdao Zhida”)	Qingdao, PRC	Dec. 21, 2015	Nil	Commodities brokerage
Tibet Lieqian Network Technology Co., Ltd.	Tibet, PRC	Mar. 18, 2016	Nil	Commodities brokerage
Qingdao Zhengjin Taiji Trading Co., Ltd. (“CFO Qingdao Taiji”)	Qingdao, PRC	Mar. 23, 2016	Nil	Commodities brokerage
iTougu (Beijing) Network Technology Co., Ltd. (“CFO iTougu”)	Beijing, PRC	Dec. 8, 2014	Nil	Investment advisory service platform
Beijing Zhongjun Sunshine Investment and Management Co., Ltd (“CFO Zhongjun Sunshine”)	Beijing, PRC	Sep. 30, 2013	Nil	Financial service
Zhongheng Xintai (Beijing) Asset Management Co., Ltd. (“CFO Zhongheng Xintai”)	Beijing, PRC	Jun. 8, 2016	Nil	N/A
Beijing Zhengjin Wealth Management Co., Ltd.	Beijing, PRC	Dec. 24, 2004	Nil	Commodities brokerage
Shenzhen Rifa Commercial Factoring Co. Ltd.	Shenzhen, PRC	Oct. 20, 2016	Nil	Financial service
Shanghai Stockstar Information & Technology Co., Ltd.	Shanghai, PRC	Dec. 24, 2009	Nil	N/A
Shanghai Shangtong Co., Ltd.	Shanghai, PRC	Jun. 6, 2008	Nil	N/A
Shanghai Ganlan Wealth Asset Management Co., Ltd.	Shanghai, PRC	Dec. 19, 2014	Nil	N/A
Beijing Chuangying Advisory and Investment Co., Ltd. ("CFO Chuangying")	Beijing, PRC	Oct. 9, 1997	Nil	P2P Lending Service
Shanghai Chongzhi Co., Ltd.	Shanghai, PRC	Jun. 6, 2008	Nil	N/A
Tibet Fortune Jinyuan Network Technology Co., Ltd.	Tibet, PRC	Aug. 22, 2015	Nil	N/A

Schedule of Significant VIEs and Counterparts

VIE name	Contractual arrangement date	Counterpart
CFO Fuhua	May 27, 2004	CFO Beijing
CFO Newrand	July 11, 2018	CFO Software
Stockstar Wealth Management	April 12, 2011	CFO Zhengtong
CFO Shenzhen Ganlanren	April 20, 2017	CFO Software
Beijing CFO Premium Technology	June 2, 2009	CFO Software

Schedule of Financial Statement Amounts and Balances of VIEs

	December 31,
	2018	2019
Assets
Current assets:
Cash and cash equivalents	$1,254,459	$479,309
Accounts receivable – others, net	1,758,057	1,384,102
Others	8,390,567	3,385,334
Total current assets	11,403,083	5,248,745
Property and equipment, net	2,448,148	1,601,260
Equity investments without readily determinable fair value	1,631,892	1,605,459
Equity method investment, net	778,721	766,583
Rental deposits	590,284	451,975
Investment in subsidiaries	41,631,407	38,597,614
Deferred tax assets	1,292,263	1,238,319
Right-of-use assets	—	2,630,373
Total assets	$59,775,798	$52,140,328
Third-party liabilities:
Current liabilities:
Accrued expenses and other current liabilities	$16,561,794	$16,886,760
Accounts payable	189,082	184,720
Total current liabilities	16,750,876	17,071,480
Non-current liabilities	3,197	741,269
Total third-party liabilities	$16,754,073	$17,812,749
Inter-company liabilities (assets)	$(9,782,857)	$(9,272,913)

	Year ended December 31,
	2017	2018	2019
Net revenues	$19,556,988	$24,747,244	$17,497,599
Net loss	$(35,738,587)	$(10,013,159)	$(7,098,995)

	Year ended December 31,
	2017	2018	2019
Net cash used in operating activities	$(27,938,791)	$(8,265,834)	$(841,958)
Net cash (used in) provided by investing activities	16,669,443	(69,989)	(1,650)
Net cash used in financing activities	(19,083,181)	—	—
Effect of exchange rate changes	$(3,470,414)	$(621,698)	$68,458